Summary of Significant Accounting Policies (Details) - Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share - shares		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		26,934,175	24,139,570
Private warrants [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		4,721,533	4,721,533
Working capital warrants [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		523,140	523,140
Public warrants [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		3,432,286	3,432,286
PIPE warrants [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		10,209,994	10,209,994
Stock Options [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		1,969,261	2,078,986
SPA warrants [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		1,000,000	1,000,000
Senior convertible notes’ shares [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares		1,000,000	1,000,000
Deferred founder shares [Member]
Schedule of Potentially Anti-Dilutive Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potentially anti-dilutive shares	[1]		1,173,631

[1]	As described in Note 8, Related Party Transactions, deferred founder shares do not have voting rights, do not participate in dividends and are not transferrable absent the Company’s consent. Therefore, while deferred founder shares are considered outstanding for legal purposes and are included in the total quantity of outstanding shares on the consolidated statements of stockholders’ equity (deficit), they are not considered outstanding for accounting purposes, including basic and diluted net loss per share purposes.